Short-term and long-term investments	12 Months Ended
Dec. 31, 2012
Short-term and long-term investments

4. Short-term and long-term investments

Trading securities

Investments in trading securities consist of marketable bond funds which are measured using the closing prices from the exchange market as of the measurement date on a recurring basis; as such, they are classified within Level 1 measurements. We obtain the majority of the prices used in this valuation from quoted market value.

As of December 31, 2011 and 2012, the Group’s costs and assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	December 31,
	2011		2012
	Cost	Fair Value (Level 1)	Cost	Fair Value (Level 1)
Trading securities	$9,942,304	$9,993,720	$9,966,663	$10,271,142

Investment gains of trading securities for the years ended December 31, 2010, 2011 and 2012 consisted of the following and was included in the other income in the consolidated statements of operations:

	For the years ended December 31,
	2010	2011	2012
Realized gains from sales of trading securities	$1,323,079	$366,131	$349,338
Unrealized holding gains	458,266	51,416	252,455

	$1,781,345	$417,547	$601,793

Available-for-sale securities

The Group has no available-for-sale securities as of December 31, 2011 and 2012. In 2011, the Group disposed of all of its available-for-sale securities.

In November 2009, Acorn Hong Kong purchased 950,000 ordinary shares and 450 share options each to subscribe for 1,000 ordinary shares of a Japanese company listed on JASDAQ securities exchange for cash consideration of $1,541,142. Acorn Hong Kong held less than 20% of the equity interests of the Japanese company and does not have the ability to exercise significant influence in the operations of the Japanese company. The Group recorded the investment in 950,000 ordinary shares as an available-for-sale security, which was marked to market at the end of each reporting period with changes in fair value reported as a component in other comprehensive income in equity. The fair value of the available-for-sale security was determined using the stock price quoted on the securities exchange and therefore was classified as a level 1 fair value measurement. The 450 share options are fully vested, non-forfeitable, and exercisable in three years. The Group recorded $185,818 for the original estimated fair value of the share options in other long-term assets. The share options were considered a derivative instrument and were marked to market at the end of each reporting period with changes in fair value reported in other income in the consolidated statements of operations. The fair value of the share options used observable inputs directly or indirectly obtained from active markets, including the Japanese company’s stock price, volatility, interest rate, dividends, marketability and expected return requirements. The Group used the Black-Scholes-Merton option-pricing model to determine the fair value of the share options. As such, the derivative asset valuation is considered a Level 2 measurement. The share options were valued at $243,914 as of December 31, 2010. Accordingly, the Group recorded a gain of $28,722 due to changes in the fair value of the derivative as an increase in other long-term assets and other income in 2010.

On November 16, 2011, the Group disposed of all its investment in the 950,000 shares and 450 share options of the Japanese company for cash of JPY111.8 million ($1.5 million USD equivalent) and JPY450 (equivalent of $6 USD), respectively. The gain on the disposition of the investments in the 950,000 shares was $97,189, and was recognized in other income in the consolidated statement of operations. The loss on the disposal of the investments of 450 share options in 2011 was $243,908. This represented the difference between the price sold and the fair value of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

In August 2007, the Group purchased an index-linked note (“the Note”) from a bank. The Note had a contractual variable interest rate ranging from 0%-12%, computed based on the number of days in which both the Nikkei 225 index and the 3-month USD-LIBOR-BBA are above or within the stated ranges, respectively. Interest was paid at fixed intervals on a quarterly basis. The issuer had an option to call the Note before or at maturity for an amount equal to principal plus any unpaid interest. The maturity date of the Note was August 3, 2019. The Group’s investment in the Note contained an embedded derivative instrument that is linked to an equity index and an interest rate index. The embedded derivative has been bifurcated and accounted for at fair value with changes in the fair value recorded in the consolidated statements of operations using Level 3 inputs. On the date when the Note was issued, the Group recorded $5,287,940 initial estimated fair value of the embedded derivative in long-term investments on the consolidated balance sheet. The embedded derivative was valued at $848,000 as of December 31, 2010. In 2010, the Group recorded gains due to changes in the fair value of the embedded derivative of $170,690, which were included in the other income in the consolidated statement of operations.

On July 28, 2011, the Note was disposed of by the Group for cash consideration of US$7,120,000. The loss on the disposal of the embedded derivative instrument contained in the Note in 2011 was $255,453. This represented the difference between the price sold and the fair value as of December 31, 2010 and was recorded in other expenses in the consolidated statement of operations.

A summary of changes in Level 3 measurements for the years ended December 31, 2011 and 2012 were as follows:

	For the years ended December 31,
	2011	2012
Balance at beginning of the year	$7,050,000	$—
Redemption of the Note	(7,120,000)	—
Loss on change in fair value of embedded derivative	(255,453)	—
Realized gain transferred from accumulated other comprehensive income	449,453	—
Unrealized losses included in accumulated other comprehensive income	(336,000)	—
Accrued interest	212,000	—

Balance at end of the year	$—	$—